Derivative Instruments - Effect of Derivatives on Statement of Operations (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) instrument	Dec. 31, 2016 USD ($) instrument	Dec. 31, 2015 USD ($)
Derivative Instruments
Rarely exceeded margin-to-equity ratio (as a percent)	25.00%
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 3,123,843	$ 13,597,021	$ (13,052,471)
Futures, Forward, and Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 3,123,843	$ 13,597,021	(13,052,471)
Futures Contracts
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	38,106	50,266
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 3,581,772	$ 15,173,868	(12,143,057)
Futures Contracts | Agriculturals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(2,343,148)	1,009,750	(5,823,922)
Futures Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(3,320,635)	(2,202,100)	(1,033,607)
Futures Contracts | Energy
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(4,612,712)	(4,239,891)	7,578,021
Futures Contracts | Interest rates
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(8,492,797)	19,692,367	(546,752)
Futures Contracts | Meats
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	266,929	(161,655)	40,851
Futures Contracts | Metals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(1,954,292)	(2,242,748)	(493,305)
Futures Contracts | Soft commodities
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	220,619	(785,394)	(1,501,617)
Futures Contracts | Stock indices
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 23,817,809	$ 4,103,539	(10,362,726)
Forward Contracts
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	585	518
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (2,371,939)	$ 325,950	(2,077,514)
Forward Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(2,371,940)	325,950	(2,077,514)
Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 1,914,010	$ (1,902,797)	$ 1,168,100